UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report The Advisors’ Inner Circle Fund

April 30, 2022

Cambiar Opportunity Fund	Cambiar International Equity Fund

Cambiar SMID Fund	Cambiar International Small Cap Fund

Cambiar Small Cap Fund	Cambiar Aggressive Value Fund

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227;and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.9%
L3Harris Technologies	38,000	$8,825,880
Raytheon Technologies	95,000	9,016,450

		17,842,330

AIR FREIGHT & LOGISTICS — 3.1%
United Parcel Service, Cl B	52,000	9,358,960

BANKS — 3.0%
JPMorgan Chase	76,000	9,071,360

BEVERAGES — 3.4%
Constellation Brands, Cl A	42,000	10,335,780

CAPITAL MARKETS — 5.5%
Charles Schwab	90,000	5,969,700
Goldman Sachs Group	18,000	5,498,820
KKR, Cl A	100,000	5,097,000

		16,565,520

CHEMICALS — 4.2%
Corteva	220,000	12,691,800

COMMUNICATION EQUIPMENT — 2.8%
Motorola Solutions	40,000	8,547,600

CONSUMER FINANCE — 2.1%
American Express	37,000	6,464,270

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Verizon Communications	190,000	8,797,000

ELECTRIC UTILITIES — 2.5%
American Electric Power	77,000	7,631,470

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 1.9%
TE Connectivity	45,000	$5,615,100

FOOD, BEVERAGE & TOBACCO — 3.1%
Sysco	110,000	9,402,800

HEALTH CARE EQUIPMENT & SERVICES — 2.5%
Medtronic	73,000	7,618,280

HEALTH CARE PROVIDERS & SERVICES — 5.8%
Centene*	79,000	6,363,450
Humana	25,000	11,114,000

		17,477,450

HOTELS, RESTAURANTS & LEISURE — 1.4%
Penn National Gaming *	118,000	4,315,260

HOUSEHOLD PRODUCTS — 3.1%
Colgate-Palmolive	120,000	9,246,000

INSURANCE — 6.3%
Chubb	50,000	10,322,500
Principal Financial Group	130,000	8,858,200

		19,180,700

INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Cl A *	4,100	9,356,979

INTERNET & DIRECT MARKETING RETAIL — 3.0%
Amazon.com*	3,650	9,072,549

IT SERVICES — 6.6%
Fiserv*	104,000	10,183,680
Mastercard, Cl A	27,000	9,811,260

		19,994,940

MULTI-UTILITIES — 3.4%
Sempra Energy	64,000	10,327,040

PHARMACEUTICALS — 3.1%
Bristol-Myers Squibb	124,000	9,333,480

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Welltower	65,000	5,902,650

ROAD & RAIL — 6.2%
Uber Technologies *	275,000	8,657,000
Union Pacific	43,000	10,074,470

		18,731,470

SEMI-CONDUCTORS & INSTRUMENTS — 4.3%
Applied Materials	38,000	4,193,300
Marvell Technology	70,000	4,065,600
Skyworks Solutions	42,000	4,758,600

		13,017,500

SPECIALTY RETAIL — 2.0%
TJX	100,000	6,128,000

TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Adidas ADR	88,000	8,806,160

TOTAL COMMON STOCK (Cost $226,848,635)		290,832,448

SHORT-TERM INVESTMENT — 3.6%

First American Treasury Obligation Fund 0.290% (A) (Cost $10,758,600)	10,758,600	10,758,600

TOTAL INVESTMENTS— 99.6% (Cost $237,607,235)		$301,591,048

Percentages are based on Net Assets of $302,895,570.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2022 (UNAUDITED)

(A)	The rate shown is the 7-day effective yield as of April 30, 2022.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.6%

	Shares	Value
AEROSPACE & DEFENSE — 2.7%
Mercury Systems *	67,315	$3,755,504

AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	34,190	3,387,203

BANKS — 7.1%
BOK Financial	39,550	3,279,881
East West Bancorp	49,020	3,495,126
First Horizon	139,500	3,122,010

		9,897,017

BIOTECHNOLOGY — 5.6%
Exelixis *	181,270	4,049,572
Incyte *	48,655	3,647,179

		7,696,751

BUILDING PRODUCTS — 2.6%
Builders FirstSource *	57,940	3,567,366

ELECTRICAL EQUIPMENT — 4.6%
GrafTech International	287,960	2,614,677
Hubbell, Cl B	19,090	3,729,422

		6,344,099

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
IPG Photonics *	20,810	1,966,129

FOOD PRODUCT — 2.9%
Lamb Weston Holdings	60,795	4,018,549

GAS UTILITIES — 2.8%
Atmos Energy	34,660	3,930,444

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE PROVIDER & SERVICES — 4.8%
Amedisys *	23,795	$3,037,432
Quest Diagnostics	26,460	3,541,406

		6,578,838

HOTELS, RESTAURANTS & LEISURE — 1.9%
Penn National Gaming *	74,230	2,714,591

INSURANCE — 13.3%
American Financial Group	26,365	3,651,025
Arch Capital Group *	98,235	4,486,392
Axis Capital Holdings	62,520	3,584,272
Fidelity National Financial	81,100	3,229,402
Reinsurance Group of America, Cl A	31,740	3,406,337

		18,357,428

IT SERVICES — 10.8%
Amdocs	46,145	3,677,295
Euronet Worldwide *	29,145	3,545,489
Maximus	44,125	3,215,830
WEX *	27,370	4,549,989

		14,988,603

LIFE SCIENCES TOOLS & SERVICES — 2.2%
Charles River Laboratories International *	12,790	3,088,913

MACHINERY — 4.9%
Lincoln Electric Holdings	28,590	3,851,931
Toro	36,325	2,910,722

		6,762,653

PROFESSIONAL SERVICES — 2.5%
Booz Allen Hamilton Holding, Cl A	43,080	3,516,620

REAL ESTATE INVESTMENT TRUSTS — 7.4%
Americold Realty Trust	117,500	3,099,650
National Retail Properties	77,215	3,385,106
VICI Properties	124,430	3,709,258

		10,194,014

SEMI-CONDUCTORS & INSTRUMENTS — 2.1%
Qorvo *	26,085	2,967,951

SOFTWARE — 2.8%
Dolby Laboratories, Cl A	49,105	3,804,165

SPECIALTY RETAIL — 5.1%

Burlington Stores *	19,265	3,921,583
Gap	249,375	3,097,238

		7,018,821

WATER UTILITIES — 2.6%
Essential Utilities	78,875	3,530,445

TOTAL COMMON STOCK (Cost $124,528,612)		128,086,104

SHORT-TERM INVESTMENT — 7.3%

First American Treasury Obligation Fund 0.290% (A) (Cost $10,068,430)	10,068,430	10,068,430

TOTAL INVESTMENTS— 99.9% (Cost $134,597,042)		$138,154,534

Percentages are based on Net Assets of $138,348,409.
(A)	The rate shown is the 7-day effective yield as of April 30, 2022.
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2022 (UNAUDITED)

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%

	Shares	Value
AEROSPACE & DEFENSE — 7.7%
BWX Technologies	38,200	$1,983,344
Mercury Systems *	33,100	1,846,649
RADA Electronic Industries *	135,000	1,989,900

		5,819,893

AIR FREIGHT & LOGISTICS — 2.3%
Forward Air	17,700	1,716,369

BANKS — 10.2%
Cathay General Bancorp	34,700	1,391,123
Prosperity Bancshares	26,700	1,745,646
Texas Capital Bancshares *	30,200	1,551,072
United Bankshares	51,300	1,706,238
United Community Banks	44,300	1,335,202

		7,729,281

BIOTECHNOLOGY — 5.1%
Chimerix*	133,000	585,200
Emergent BioSolutions*	42,400	1,372,912
Exelixis*	88,075	1,967,595

		3,925,707

BUILDING PRODUCTS — 2.1%
PGT Innovations *	91,000	1,617,070

CHEMICALS — 2.1%
Cabot	24,300	1,600,155

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Healthcare Services Group	103,000	1,760,270

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 2.4%
Frontdoor *	59,000	$1,823,690

ELECTRIC UTILITIES — 2.8%
IDACORP	19,900	2,093,082

ELECTRICAL EQUIPMENT — 2.1%
GrafTech International	178,000	1,616,240

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.1%
Advanced Energy Industries	20,300	1,553,356

FOOD PRODUCTS — 2.3%
Hain Celestial Group *	50,800	1,703,832

HEALTH CARE EQUIPMENT & SERVICES — 6.9%
ICU Medical *	7,900	1,690,521
Lantheus Holdings *	30,400	2,018,864
NuVasive *	29,700	1,527,768

		5,237,153

HEALTH CARE PROVIDERS & SERVICES — 6.3%
HealthEquity *	25,900	1,614,088
Innovage Holding *	261,000	1,197,990
US Physical Therapy	19,000	1,971,630

		4,783,708

HEALTH CARE TECHNOLOGY — 2.2%
HealthStream *	86,900	1,659,790

HOTELS, RESTAURANTS & LEISURE — 1.8%
Monarch Casino & Resort *	20,100	1,410,015

INSURANCE — 12.0%
Axis Capital Holdings	37,000	2,121,210
First American Financial	26,800	1,562,708
James River Group Holdings	82,000	1,944,220
Reinsurance Group of America, Cl A	15,800	1,695,656
RenaissanceRe Holdings	12,600	1,808,352

		9,132,146

IT SERVICES — 2.5%
WNS Holdings ADR *	24,300	1,904,391

MULTI-UTILITIES — 1.8%
Avista	34,000	1,379,380

PROFESSIONAL SERVICES — 4.7%
Insperity	18,500	1,961,925
ManpowerGroup	17,600	1,587,520

		3,549,445

REAL ESTATE INVESTMENT TRUSTS — 2.2%
NETSTREIT	77,200	1,669,064

SEMI-CONDUCTORS & INSTRUMENTS — 3.9%
Diodes *	19,600	1,431,388
Rambus *	62,100	1,546,911

		2,978,299

SOFTWARE — 6.0%
Cerence *	55,800	1,646,100
Cognyte Software *	151,000	1,023,780
Envestnet *	24,000	1,911,360

		4,581,240

SPECIALTY RETAIL — 2.0%
American Eagle Outfitters	99,500	1,503,445

TOTAL COMMON STOCK (Cost $70,453,073)		72,747,021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2022 (UNAUDITED)

SHORT-TERM INVESTMENT — 4.3%

	Shares	Value
First American Treasury Obligation Fund 0.290% (A) (Cost $3,295,437)	3,295,437	$3,295,437

TOTAL INVESTMENTS— 100.1% (Cost $73,748,510)		$76,042,458

Percentages are based on Net Assets of $75,993,131.
(A)	The rate shown is the 7-day effective yield as of April 30, 2022.
*	Non-income producing security

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%

	Shares	Value

AUSTRALIA — 2.4%
Santos	2,688,000	$14,950,045

BELGIUM — 6.0%
KBC Group	268,000	18,245,477
UCB	162,000	18,408,245

		36,653,722

CANADA — 4.7%
Agnico Eagle Mines	236,000	13,742,280
Canadian National Railway	129,000	15,172,980

		28,915,260

FINLAND — 2.2%
Nordea Bank Abp	1,329,000	13,318,796

FRANCE — 12.5%
Air Liquide	89,000	15,404,506
Airbus	130,000	14,195,734
Capgemini	80,000	16,281,304
LVMH Moet Hennessy Louis Vuitton	12,000	7,720,730
Pernod Ricard	76,000	15,699,361
Worldline*	180,000	7,071,890

		76,373,525

GERMANY — 16.4%
adidas	69,000	13,930,729
Covestro	281,000	12,102,815
Deutsche Post	308,000	13,069,596
Fresenius Medical Care & KGaA	276,000	17,149,864
Merck KGaA	78,000	14,507,093
SAP	163,000	16,480,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
Siemens	108,000	$13,105,399

		100,346,453

HONG KONG — 2.5%
AIA Group	1,527,000	15,029,034

JAPAN — 6.8%
FANUC	76,000	11,754,118
Hitachi	353,000	16,426,107
Sony Group	160,000	13,754,877

		41,935,102

SINGAPORE — 2.6%
DBS Group Holdings	667,000	16,192,073

SPAIN — 8.0%
Aena SME ADR *	855,000	12,111,075
Amadeus IT Group	296,000	18,601,771
Iberdrola	1,566,000	17,976,337

		48,689,183

SWITZERLAND — 5.3%
Roche Holding	46,000	17,036,986
Zurich Insurance Group	34,000	15,473,974

		32,510,960

TAIWAN — 2.1%
Taiwan Semiconductor Manufacturing ADR	136,000	12,638,480

UNITED KINGDOM — 23.4%
BAE Systems	1,631,000	15,094,505
Barclays	7,575,000	13,920,181
Bunzl	530,000	20,580,950
Compass Group	878,000	18,475,983
Diageo	177,000	8,750,270
Entain	886,000	16,708,354
Intertek Group	242,000	15,152,446
London Stock Exchange Group	163,000	16,269,553
SSE	782,000	18,208,438

		143,160,680

UNITED STATES — 2.8%
Liberty Media -Liberty Formula One, Cl C *	272,000	16,953,760

TOTAL COMMON STOCK (Cost $567,333,906)		597,667,073

SHORT-TERM INVESTMENT — 0.9%

First American Treasury Obligation Fund 0.290% (A) (Cost $5,694,728)	5,694,728	5,694,728

TOTAL INVESTMENTS — 98.6% (Cost $573,028,634)		$ 603,361,801

Percentages are based on Net Assets of $611,936,709.
(A)	The rate shown is the 7-day effective yield as of April 30, 2022.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2022 (UNAUDITED)

The following is a list of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$14,950,045	$—	$14,950,045
Belgium	—	36,653,722	—	36,653,722
Canada	28,915,260	—	—	28,915,260
Finland	—	13,318,796	—	13,318,796
France	—	76,373,525	—	76,373,525
Germany	—	100,346,453	—	100,346,453
Hong Kong	—	15,029,034	—	15,029,034
Japan	—	41,935,102	—	41,935,102
Singapore	—	16,192,073	—	16,192,073
Spain	12,111,075	36,578,108	—	48,689,183
Switzerland	—	32,510,960	—	32,510,960
Taiwan	12,638,480	—	—	12,638,480
United Kingdom	—	143,160,680	—	143,160,680
United States	16,953,760	—	—	16,953,760

Total Common Stock	70,618,575	527,048,498	—	597,667,073

Short-Term Investment
United States	5,694,728	—	—	5,694,728

Total Investments in Securities	$76,313,303	$527,048,498	$—	$603,361,801

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2022 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%

	Shares	Value
BELGIUM — 2.0%
bpost *	115,000	$687,194

DENMARK — 1.9%
GN Store Nord	17,517	661,704

FINLAND — 1.6%
Enento Group	23,000	548,216

FRANCE — 12.6%
Eurazeo	13,569	1,042,259
Euronext	11,924	955,551
Remy Cointreau	5,800	1,145,856
Virbac	1,400	566,242
Wendel	7,000	695,665

		4,405,573

GERMANY — 17.9%
Brenntag	11,101	856,593
flatexDEGIRO *	45,000	767,958
Gerresheimer	11,648	811,234
KION Group	10,716	595,597
Rheinmetall	3,925	877,457
Scout24	16,614	1,045,444
Stabilus	12,209	574,799
TeamViewer *	61,000	730,059

		6,259,141

INDIA — 2.7%
WNS Holdings ADR *	12,000	940,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ITALY — 4.4%
Azimut Holding	36,384	$773,796
Buzzi Unicem	42,327	784,755

		1,558,551

JAPAN — 8.2%

Daito Trust Construction	8,000	770,069
Kakaku.com	36,500	762,286
PeptiDream *	56,000	894,642
Ryohin Keikaku	49,700	445,484

		2,872,481

LUXEMBOURG — 2.6%
L’Occitane International	286,600	900,694

MEXICO — 2.8%
Coca-Cola Femsa ADR	18,243	996,068

NETHERLANDS — 5.6%
Aalberts	17,000	837,182
OCI *	30,000	1,135,263

		1,972,445

NORWAY — 7.6%
Bakkafrost P	16,000	1,104,305
Schibsted	34,269	713,890
Volue *	200,500	856,763

		2,674,958

SPAIN — 2.2%
Almirall	60,019	778,529

SWEDEN — 4.4%
Cloetta	369,000	936,374
Granges	74,000	607,588

		1,543,962

SWITZERLAND — 1.9%
Softwareone Holding	49,000	661,858

UNITED KINGDOM — 20.2%
B&M European Value Retail	132,000	806,423
Biffa	252,000	1,091,474
Britvic	71,225	755,668
Greggs	27,356	794,662
Moonpig Group *	292,000	698,331
RS GROUP	80,591	1,060,532
Tate & Lyle	105,877	1,037,651
Virgin Money UK	377,000	836,365

		7,081,106

TOTAL COMMON STOCK (Cost $32,659,652)		34,542,920

SHORT-TERM INVESTMENT — 1.1%

First American Treasury Obligation Fund 0.290% (A) (Cost $372,423)	372,423	372,423

TOTAL INVESTMENTS — 99.7% (Cost $33,032,075)		$34,915,343

Percentages are based on Net Assets of $35,032,609.
(A)	The rate shown is the 7-day effective yield as of April 30, 2022.
*	Non-income producing security.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2022 (UNAUDITED)

The following is a list of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$—	$687,194	$—	$687,194
Denmark	—	661,704	—	661,704
Finland	—	548,216	—	548,216
France	—	4,405,573	—	4,405,573
Germany	—	6,259,141	—	6,259,141
India	940,440	—	—	940,440
Italy	—	1,558,551	—	1,558,551
Japan	—	2,872,481	—	2,872,481
Luxembourg	—	900,694	—	900,694
Mexico	996,068	—	—	996,068
Netherlands	—	1,972,445	—	1,972,445
Norway	—	2,674,958	—	2,674,958
Spain	—	778,529	—	778,529
Sweden	—	1,543,962	—	1,543,962
Switzerland	—	661,858	—	661,858
United Kingdom	—	7,081,106	—	7,081,106

Total Common Stock	1,936,508	32,606,412	—	34,542,920

Short-Term Investment
United States	372,423	—	—	372,423

Total Investments in Securities	$2,308,931	$32,606,412	$—	$34,915,343

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND APRIL 30, 2022 (UNADITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%

	Shares	Value
AUSTRALIA — 3.9%
Santos ADR	320,000	$1,779,200

FRANCE — 4.8%
Airbus ADR	80,000	2,181,800

GERMANY — 12.7%
Adidas ADR	17,000	1,701,190
Deutsche Post ADR	44,000	1,872,640
SAP ADR	22,500	2,268,000

		5,841,830

NETHERLANDS — 8.7%
ING Groep ADR	160,000	1,494,400
OCI*	65,000	2,490,532

		3,984,932

SPAIN — 6.3%
Aena SME ADR *	100,000	1,416,500
Amadeus IT Group ADR *	24,000	1,498,800

		2,915,300

UNITED KINGDOM — 11.2%
BAE Systems ADR	35,000	1,298,150
Barclays ADR	250,000	1,862,500
Entain ADR *	105,000	1,973,475

		5,134,125

UNITED STATES — 51.8%
Air Lease	56,000	2,255,680
Alphabet *	800	1,825,752
Applied Materials	9,000	993,150
Centene *	16,000	1,288,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND APRIL 30, 2022 (UNADITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Corteva	40,000	$2,307,600
Fiserv*	20,000	1,958,400
Goldman Sachs Group	3,000	916,470
GrafTech International	208,879	1,896,621
Liberty Media -Liberty Formula One Cl, C *	32,000	1,994,560
Motorola Solutions	7,000	1,495,830
Principal Financial Group	20,000	1,362,800
Raytheon Technologies	19,000	1,803,290
Sysco	17,000	1,453,160
Uber Technologies *	72,000	2,266,560

		23,818,673

TOTAL COMMON STOCK (Cost $42,980,260)		45,655,860

SHORT-TERM INVESTMENT — 0.2%.

First American Treasury Obligation Fund 0.290% (A) (Cost $101,575)	101,575	101,575

TOTAL INVESTMENTS — 99.6% (Cost $43,081,835)		$45,757,435

Percentages are based on Net Assets of $45,950,294.
(A)	The rate shown is the 7-day effective yield as of April 30, 2022.
*	Non-income producing security.

ADR — American Depositary Receipt

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunity Fund	SMID Fund

Assets:
Cost of securities	$237,607,235	$134,597,042

Investments in securities at value	$301,591,048	$138,154,534
Cash equivalents	70,000	—
Receivable for investment securities sold	1,414,781	—
Receivable for capital shares sold	155,622	294,694
Dividends receivable	288,245	62,672
Prepaid expenses	22,915	30,826

Total Assets	303,542,611	138,542,726

Liabilities:
Payable for investment securities purchased	381,848	—
Investment Adviser fees payable	124,823	74,195
Payable for capital shares redeemed	56,692	57,178
Payable due to administrator	13,648	6,069
Audit fees payable	13,094	13,094
Payable due to trustees	7,606	3,151
Shareholder servicing fees payable	4,443	16,871
Chief Compliance Officer fees payable	1,731	469
Other accrued expenses	43,156	23,290

Total Liabilities	647,041	194,317

Net Assets	$302,895,570	$138,348,409

Net Assets:
Paid-in Capital	$219,687,525	$128,791,732
Total distributable earnings	83,208,045	9,556,677

Net Assets	$302,895,570	$138,348,409

Investor Class Shares:
Net Assets	$133,754,776	$115,593,943
Total shares outstanding at end of period	5,163,720	5,491,534
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$25.90	$21.05

Institutional Class Shares:
Net Assets	$169,140,794	$22,754,466
Total shares outstanding at end of period	6,554,936	1,080,857
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$25.80	$21.05

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$73,748,510	$573,028,634

Investments in securities at value	$76,042,458	$603,361,801
Receivable for capital shares sold	26,584	267,682
Dividends receivable	702	929,459
Receivable for dividend tax reclaim	—	8,612,123
Prepaid expenses	20,115	30,941

Total Assets	76,089,859	613,202,006

Liabilities:

Investment Adviser fees payable	41,978	373,858
Shareholder servicing fees payable	16,138	6,593
Audit fees payable	13,094	13,011
Payable due to administrator	3,411	27,509
Payable due to trustees	1,997	18,060
Payable for capital shares redeemed	144	695,090
Chief Compliance Officer fees payable	140	4,698
Other accrued expenses	19,826	126,478

Total Liabilities	96,728	1,265,297

Net Assets	$75,993,131	$611,936,709

Net Assets:
Paid-in Capital	$68,979,528	$646,294,322
Total distributable earnings (loss)	7,013,603	(34,357,613)

Net Assets	$75,993,131	$611,936,709

Investor Class Shares:
Net Assets	$35,650,836	$160,765,760
Total shares outstanding at end of period	2,423,678	6,741,956
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$14.71	$23.85

Institutional Class Shares:
Net Assets	$40,342,295	$451,170,949
Total shares outstanding at end of period	2,627,518	18,901,474
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$15.35	$23.87

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	International Small Cap Fund	Aggressive Value Fund
Assets:
Cost of securities	$33,032,075	$43,081,835

Investments in securities at value	$34,915,343	$45,757,435
Foreign Currency (Cost $14,765 and $ —, respectively)	14,765	—
Receivable for investment securities sold	—	202,461
Receivable for capital shares sold	17,412	332
Dividends receivable	62,795	117,390
Receivable for dividend tax reclaim	83,623	100,362
Prepaid expenses	13,258	11,629

Total Assets	35,107,196	46,189,609

Liabilities:
Payable for capital shares redeemed	23,834	1
Shareholder servicing fees payable	16,509	1,536
Audit fees payable	13,518	12,876
Investment Adviser fees payable	7,549	23,869
Payable due to administrator	1,593	2,070
Payable due to trustees	1,544	1,181
Chief Compliance Officer fees payable	31	92
Payable for investment securities purchased	—	189,683
Other accrued expenses	10,009	8,007

Total Liabilities	74,587	239,315

Net Assets	$35,032,609	$45,950,294

Net Assets:
Paid-in Capital	$30,643,519	$58,310,599
Total distributable earnings (loss)	4,389,090	(12,360,305)

Net Assets	$35,032,609	$45,950,294

Investor Class Shares:
Net Assets	N/A	$45,950,294
Total shares outstanding at end of period	N/A	2,050,250
Net Asset Value Per Share	N/A	$22.41
(Net Assets ÷ Shares Outstanding)	$35,032,609	N/A

Institutional Class Shares:	3,430,429	N/A
Net Assets	$10.21	N/A
Total shares outstanding at end of period
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)

Amounts designated as “-” are $0 or have been rounded to $0.

N/A – Not Applicable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Opportunity Fund	SMID Fund

Investment Income
Dividends	$2,420,342	$1,151,278
Interest	3,166	2,649
Less: Foreign Taxes Withheld	(3,110)	—

Total Investment Income	2,420,398	1,153,927

Expenses
Investment Advisory Fees	1,000,328	564,251
Shareholder Servicing Fees - Investor Class Shares	149,367	46,692
Administration Fees	85,215	36,057
Trustees’ Fees	13,416	5,598
Chief Compliance Officer Fees	3,724	1,801
Transfer Agent Fees	51,387	32,114
Printing Fees	24,762	10,237
Registration & Filing Fees	21,236	20,622
Legal Fees	12,572	5,243
Audit Fees	11,809	11,809
Custodian Fees	9,006	3,082
Pricing Fees	1,508	1,206
Interest Expense	1,163	3,047
Other Expenses	17,579	7,328

Total Expenses	1,403,072	749,087

Less:
Investment Advisory Fees Waiver	(176,929)	(102,848)
Fees Paid Indirectly (Note 3)	(425)	(22)

Net Expenses	1,225,718	646,217

Net Investment Income	1,194,680	507,710

Net Realized Gain on Investments	19,567,465	6,301,771
Net Change in Unrealized Depreciation on Investments	(38,655,802)	(14,662,202)

Net Loss on Investments	(19,088,337)	(8,360,431)

Net Decrease in Net Assets from Operations	$(17,893,657)	$(7,852,721)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	International Equity Fund

Investment Income
Dividends	$505,811	$8,867,044
Interest	1,095	—
Less: Foreign Taxes Withheld	—	(1,654,007)

Total Investment Income	506,906	7,213,037

Expenses
Investment Advisory Fees	385,664	3,592,803
Shareholder Servicing Fees - Investor Class Shares	38,542	75,183
Administration Fees	23,184	203,936
Trustees’ Fees	3,566	32,971
Chief Compliance Officer Fees	1,300	8,520
Transfer Agent Fees	27,259	103,458
Registration & Filing Fees	16,592	22,497
Audit Fees	11,809	12,866
Printing Fees	6,490	58,776
Legal Fees	3,378	31,329
Custodian Fees	2,624	104,419
Interest Expense	1,315	433
Pricing Fees	1,176	3,162
Other Expenses	5,279	47,797

Total Expenses	528,178	4,298,150

Less:
Investment Advisory Fees Waiver	(81,189)	(630,171)
Fees Paid Indirectly (Note 3)	(91)	(235)

Net Expenses	446,898	3,667,744

Net Investment Income	60,008	3,545,293

Net Realized Gain on Investments	5,210,335	10,516,284
Net Realized Loss on Foreign Currency Transactions	—	(66,788)
Net Change in Unrealized Depreciation on Investments	(9,933,229)	(132,629,047)
Net Change in Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(776,297)

Net Loss on Investments	(4,722,894)	(122,955,848)

Net Decrease in Net Assets from Operations	$(4,662,886)	$(119,410,555)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)

STATEMENTS OF OPERATIONS

	International Small Cap Fund	Aggressive Value Fund

Investment Income
Dividends	$435,598	$354,403
Interest	189	330
Less: Foreign Taxes Withheld	(21,936)	(19,100)

Total Investment Income	413,851	335,633

Expenses
Investment Advisory Fees	309,383	230,590
Shareholder Servicing Fees - Investor Class Shares	—	15,373
Shareholder Servicing Fees - Institutional Class Shares	34,376	—
Administration Fees	17,569	13,091
Trustees’ Fees	2,915	2,062
Chief Compliance Officer Fees	1,170	932
Transfer Agent Fees	17,518	14,153
Custodian Fees	14,231	5,600
Audit Fees	13,373	14,581
Registration & Filing Fees	10,377	12,078
Interest Expense	6,698	22
Printing Fees	4,474	3,766
Legal Fees	2,659	1,936
Pricing Fees	1,218	827
Other Expenses	4,048	3,074

Total Expenses	440,009	318,085

Less:
Investment Advisory Fees Waiver	(79,046)	(59,100)
Fees Paid Indirectly (Note 3)	(11)	(37)

Net Expenses	360,952	258,948

Net Investment Income	52,899	76,685

Net Realized Gain on Investments	2,528,959	2,575,028
Net Realized Gain (Loss) on Foreign Currency Transactions	14,722	(2,567)
Net Change in Unrealized Depreciation on Investments	(20,226,617)	(8,287,684)
Net Change in Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(9,438)	(4,745)

Net Loss on Investments	(17,692,374)	(5,719,968)

Net Decrease in Net Assets from Operations	$(17,639,475)	$(5,643,283)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

Operations:
Net Investment Income	$1,194,680	$2,399,825
Net Realized Gain on Investments	19,567,465	26,768,516
Net Change in Unrealized Appreciation (Depreciation) on Investments	(38,655,802)	68,486,641

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,893,657)	97,654,982

Distributions:
Investor Class Shares	(11,266,451)	(4,793,254)
Institutional Class Shares	(14,556,165)	(6,447,619)

Total Distributions	(25,822,616)	(11,240,873)

Capital Share Transactions:
Investor Class Shares
Issued	6,765,535	33,300,609
Reinvestment of Dividends	10,687,472	4,500,725
Redeemed	(23,261,840)	(20,164,006)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(5,808,833)	17,637,328

Institutional Class Shares
Issued	22,330,734	67,209,839
Reinvestment of Dividends	9,945,788	4,442,481
Redeemed	(37,108,725)	(49,442,359)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(4,832,203)	22,209,961

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,641,036)	39,847,289

Total Increase (Decrease) in Net Assets	(54,357,309)	126,261,398
Net Assets:
Beginning of period	357,252,879	230,991,481

End of period	$302,895,570	$357,252,879

Share Transactions:
Investor Class Shares
Issued	242,986	1,208,153
Reinvestment of Dividends	392,822	181,264
Redeemed	(843,980)	(726,128)

Total Increase (Decrease) in Investor Class Shares	(208,172)	663,289

Institutional Class Shares
Issued	809,864	2,554,135
Reinvestment of Dividends	366,366	179,568
Redeemed	(1,343,599)	(1,787,159)

Total Increase (Decrease) in Institutional Class Shares	(167,369)	946,544

Net Increase (Decrease) in Shares Outstanding	(375,541)	1,609,833

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$507,710	$1,079,134
Net Realized Gain on Investments	6,301,771	17,871,146
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,662,202)	10,662,042

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,852,721)	29,612,322

Distributions:
Investor Class Shares	(13,171,385)	(416,918)
Institutional Class Shares	(2,774,168)	(38,843)

Total Distributions	(15,945,553)	(455,761)

Capital Share Transactions:
Investor Class Shares
Issued	34,559,431	79,008,167
Reinvestment of Dividends	13,168,682	415,260
Redemption Fees — Note 2	—	7,419
Redeemed	(37,037,027)	(32,949,713)

Net Increase in Net Assets from Investor Class Share Transactions	10,691,086	46,481,133

Institutional Class Shares
Issued	1,826,375	19,831,585
Reinvestment of Dividends	614,415	38,843
Redemption Fees — Note 2	495	5,310
Redeemed	(1,514,597)	(3,125,716)

Net Increase in Net Assets from Institutional Class Share Transactions	926,688	16,750,022

Net Increase in Net Assets from Capital Share Transactions	11,617,774	63,231,155

Total Increase (Decrease) in Net Assets	(12,180,500)	92,387,716
Net Assets:
Beginning of period	150,528,909	58,141,193

End of period	$138,348,409	$150,528,909

Share Transactions:
Investor Class Shares
Issued	1,533,995	3,269,984
Reinvestment of Dividends	591,009	19,860
Redeemed	(1,621,560)	(1,364,109)

Total Increase in Investor Class Shares	503,444	1,925,735

Institutional Class Shares
Issued	79,364	892,975
Reinvestment of Dividends	27,553	1,859
Redeemed	(66,833)	(126,119)

Total Increase in Institutional Class Shares	40,084	768,715

Net Increase in Shares Outstanding	543,528	2,694,450

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$60,008	$(3,260)
Net Realized Gain on Investments	5,210,335	27,008,500
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,933,229)	4,517,399

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,662,886)	31,522,639

Distributions:
Investor Class Shares	(10,151,858)	(144,182)
Institutional Class Shares	(13,429,223)	(228,264)

Total Distributions	(23,581,081)	(372,446)

Capital Share Transactions:
Investor Class Shares
Issued	3,023,865	2,294,768
Reinvestment of Dividends	9,641,173	137,681
Redemption Fees — Note 2	732	418
Redeemed	(5,519,463)	(12,001,817)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	7,146,307	(9,568,950)

Institutional Class Shares
Issued	4,630,504	3,182,398
Reinvestment of Dividends	13,356,819	227,486
Redeemed	(17,554,435)	(6,579,140)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	432,888	(3,169,256)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,579,195	(12,738,206)

Total Increase (Decrease) in Net Assets	(20,664,772)	18,411,987
Net Assets:
Beginning of period	96,657,903	78,245,916

End of period	$75,993,131	$96,657,903

Share Transactions:
Investor Class Shares
Issued	192,029	120,338
Reinvestment of Dividends	633,454	7,632
Redeemed	(356,823)	(600,184)

Total Increase (Decrease) in Investor Class Shares	468,660	(472,214)

Institutional Class Shares
Issued	267,943	160,136
Reinvestment of Dividends	841,624	12,244
Redeemed	(1,057,213)	(326,440)

Total Increase (Decrease) in Institutional Class Shares	52,354	(154,060)

Net Increase (Decrease) in Shares Outstanding	521,014	(626,274)

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$3,545,293	$12,618,980
Net Realized Gain on Investments	10,516,284	144,220,947
Net Realized Gain (Loss) on Foreign Currency Transactions	(66,788)	44,945
Net Change in Unrealized Appreciation (Depreciation) on Investments	(132,629,047)	114,125,435
Net Change in Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(776,297)	(163,958)

Net Increase (Decrease) in Net Assets Resulting from Operations	(119,410,555)	270,846,349

Distributions:
Investor Class Shares	(2,715,562)	(2,667,354)
Institutional Class Shares	(9,947,276)	(12,889,468)

Total Distributions	(12,662,838)	(15,556,822)

Capital Share Transactions:
Investor Class Shares
Issued	10,443,936	24,287,448
Reinvestment of Dividends	2,674,381	2,644,097
Redemption Fees — Note 2	22	587
Redeemed	(27,652,408)	(65,789,350)

Net Decrease in Net Assets from Investor Class Share Transactions	(14,534,069)	(38,857,218)

Institutional Class Shares
Issued	48,487,879	139,516,598
Reinvestment of Dividends	2,106,500	3,509,337
Redemption Fees — Note 2	10,894	17,501
Redeemed	(215,858,314)	(468,189,689)

Net Decrease in Net Assets from Institutional Class Share Transactions	(165,253,041)	(325,146,253)

Net Decrease in Net Assets from Capital Share Transactions	(179,787,110)	(364,003,471)

Total Decrease in Net Assets	(311,860,503)	(108,713,944)
Net Assets:
Beginning of period	923,797,212	1,032,511,156

End of period	$611,936,709	$923,797,212

Share Transactions:
Investor Class Shares
Issued	393,348	891,458
Reinvestment of Dividends	97,748	99,740
Redeemed	(1,066,623)	(2,404,082)

Total Decrease in Investor Class Shares	(575,527)	(1,412,884)

Institutional Class Shares
Issued	1,814,685	5,062,769
Reinvestment of Dividends	76,936	132,278
Redeemed	(8,562,408)	(17,053,999)

Total Decrease in Institutional Class Shares	(6,670,787)	(11,858,952)

Net Decrease in Shares Outstanding	(7,246,314)	(13,271,836)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$52,899	$479,232
Net Realized Gain on Investments	2,528,959	6,283,662
Net Realized Gain on Forward Foreign Currency Contracts and Foreign Currency Transactions	14,722	4,273
Net Change in Unrealized Appreciation (Depreciation) on Investments	(20,226,617)	12,338,270
Net Change in Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(9,438)	(3,755)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,639,475)	19,101,682

Distributions:	(6,803,212)	(1,525,955)

Capital Share Transactions:
Issued	7,317,086	34,134,480
Reinvestment of Dividends	4,210,977	1,008,443
Redemption Fees — Note 2	1,794	4,740
Redeemed	(48,724,911)	(17,055,665)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(37,195,054)	18,091,998

Total Increase (Decrease) in Net Assets	(61,637,741)	35,667,725

Net Assets:
Beginning of period	96,670,350	61,002,625

End of period	$35,032,609	$96,670,350

Share Transactions:
Issued	583,369	2,385,567
Reinvestment of Dividends	339,751	73,658
Redeemed	(4,166,948)	(1,189,355)

Net Increase (Decrease) in Shares Outstanding	(3,243,828)	1,269,870

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$76,685	$68,088
Net Realized Gain on Investments, Purchased Options and Equity Swaps	2,575,028	10,911,917
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	(2,567)	3,533
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(8,287,684)	6,739,619
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	—	185,016
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(4,745)	6,262

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,643,283)	17,914,435

Distributions:	(173,024)	(213,332)

Capital Share Transactions:
Issued	408,768	1,572,075
Reinvestment of Dividends	170,433	209,391
Redemption Fees — Note 2	1,046	1,654
Redeemed	(2,507,101)	(3,598,778)

Net Decrease in Net Assets from Capital Share Transactions	(1,926,854)	(1,815,658)

Total Increase (Decrease) in Net Assets	(7,743,161)	15,885,445

Net Assets:
Beginning of period	53,693,455	37,808,010

End of period	$45,950,294	$53,693,455

Share Transactions:
Issued	16,801	63,526
Reinvestment of Dividends	6,739	9,789
Redeemed	(103,579)	(152,906)

Net Decrease in Shares Outstanding	(80,039)	(79,591)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017
Opportunity Fund		2021	2020	2019	2018
Net Asset Value, Beginning of Year/ Period	$ 29.58	$ 22.07	$ 22.63	$ 22.62	$ 26.33	$ 24.20	$ 22.67
Income (Loss) from Operations:
Net Investment Income(2)	0.08	0.17	0.27	0.34	0.23	0.12	0.22
Net Realized and Unrealized Gain (Loss)	(1.64)	8.34	1.29	2.06	(0.62)	2.01	3.25

Total from Operations	(1.56)	8.51	1.56	2.40	(0.39)	2.13	3.47

Dividends and Distributions:
Net Investment Income	(0.14)	(0.19)	(0.32)	(0.24)	(0.21)	–	(0.40)
Net Realized Gain	(1.98)	(0.81)	(1.80)	(2.15)	(3.11)	–	(1.54)

Total Dividends and Distributions	(2.12)	(1.00)	(2.12)	(2.39)	(3.32)	–	(1.94)

Net Asset Value, End of Year/Period	$ 25.90	$ 29.58	$ 22.07	$ 22.63	$ 22.62	$ 26.33	$ 24.20

Total Return†	(5.59)%	39.42%	6.91%	13.32%	(2.17)%	8.80%	15.41%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$133,755	$158,921	$103,903	$107,692	$115,537	$170,495	$173,177
Ratio of Expenses to Average Net Assets	0.85%*	0.85%	0.84%	0.80%	1.00%	1.00%*	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.95%*	0.94%	0.94%	0.88%	1.06%	1.06%*	1.10%
Ratio of Net Investment Income to Average Net Assets	0.60%*	0.61%	1.27%	1.63%	0.96%	0.93%*	0.93%
Portfolio Turnover Rate	22%**	36%	87%	70%	47%	16%**	46%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017
Opportunity Fund		2021	2020	2019	2018
Net Asset Value, Beginning of Year/ Period	$ 29.50	$ 22.00	$ 22.55	$ 22.57	$ 26.30	$ 24.15	$ 22.62
Income (Loss) from Operations:
Net Investment Income(2)	0.11	0.22	0.31	0.37	0.27	0.14	0.29
Net Realized and Unrealized Gain (Loss)	(1.64)	8.32	1.28	2.05	(0.62)	2.01	3.24

Total from Operations	(1.53)	8.54	1.59	2.42	(0.35)	2.15	3.53

Dividends and Distributions:
Net Investment Income	(0.19)	(0.23)	(0.34)	(0.29)	(0.27)	—	(0.46)
Net Realized Gain	(1.98)	(0.81)	(1.80)	(2.15)	(3.11)	—	(1.54)

Total Dividends and Distributions	(2.17)	(1.04)	(2.14)	(2.44)	(3.38)	—	(2.00)

Net Asset Value, End of Year/Period	$ 25.80	$ 29.50	$ 22.00	$ 22.55	$ 22.57	$ 26.30	$ 24.15

Total Return†	(5.50)%	39.75%	7.09%	13.46%	(2.00)%	8.90%	15.73%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$169,141	$198,332	$127,089	$121,973	$169,330	$175,834	$175,630
Ratio of Expenses to Average Net Assets	0.65%*	0.65%	0.65%	0.71%	0.80%	0.80%*	0.80%
Ratio of Expenses to Average Net
Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.75%*	0.74%	0.75%	0.79%	0.86%	0.86%*	0.85%
Ratio of Net Investment Income to Average Net Assets	0.81%*	0.81%	1.45%	1.76%	1.11%	1.13%*	1.24%
Portfolio Turnover Rate	22%**	36%	87%	70%	47%	16%**	46%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017
SMID Fund		2021	2020	2019	2018
Net Asset Value, Beginning of Year/ Period	$24.96	$17.43	$18.78	$17.37	$16.42	$15.74	$12.90
Income (Loss) from Operations:
Net Investment Income(2)	0.08	0.21	0.13	0.11	0.09	0.04	0.08
Net Realized and Unrealized Gain (Loss)	(1.33)	7.45	(0.69)	2.35	0.93	0.64	2.84

Total from Operations	(1.25)	7.66	(0.56)	2.46	1.02	0.68	2.92

Dividends and Distributions:
Net Investment Income	(0.19)	(0.13)	(0.09)	(0.09)	(0.07)	—	(0.08)
Net Realized Gain	(2.47)	—	(0.70)	(0.96)	—	—	—

Total Dividends and Distributions	(2.66)	(0.13)	(0.79)	(1.05)	(0.07)	—	(0 08)

Redemption Fees(2)	—	(0.00)(3)	—	—	—	—	—

Net Asset Value, End of Year/Period	$21.05	$24.96	$17.43	$18.78	$17.37	$16.42	$15.74

Total Return†	(5.52)%	44.07%	(3.42)%	15.61%	6.20%	4.32%	22.66%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$115,594	$124,536	$53,396	$48,630	$35,750	$30,231	$29,379
Ratio of Expenses to Average Net Assets	0.93%*	0.93%	0.95%	0.94%	0.95%	0.95%*	1.04%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.08%*	1.07%	1.20%	1.21%	1.26%	1.38%*	1.39%
Ratio of Net Investment Income to Average Net Assets	0.71%*	0.87%	0.76%	0.61%	0.53%	0.45%*	0.55%
Portfolio Turnover Rate	12%**	52%	82%	65%	61%	13%**	48%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts	designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017
SMID Fund		2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$24.97	$17.44	$18.78	$17.36	$16.41	$15.73	$12.89
Income (Loss) from Operations:
Net Investment Income(2)	0.09	0.22	0.15	0.12	0.09	0.04	0.06
Net Realized and Unrealized Gain (Loss)	(1.34)	7.45	(0.69)	2.35	0.93	0.64	2.87

Total from Operations	(1.25)	7.67	(0.54)	2.47	1.02	0.68	2.93

Dividends and Distributions:
Net Investment Income	(0.20)	(0.14)	(0.10)	(0.09)	(0.07)	—	(0.09)
Net Realized Gain	(2.47)	—	(0.70)	(0.96)	—	—	—

Total Dividends and Distributions	(2.67)	(0.14)	(0.80)	(1.05)	(0.07)	—	(0.09)

Redemption Fees(2)	(0.00)(3)	0.01	—	—	—	—	—

Net Asset Value, End of Year/Period	$21.05	$24.97	$17.44	$18.78	$17.36	$16.41	$15.73

Total Return†	(5.49)%	44.17%	(3.32)%	15.69%	6.22%	4.32%	22.73%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$22,754	$25,993	$4,745	$4,679	$3,780	$3,704	$3,592
Ratio of Expenses to Average Net Assets	0.85%*	0.85%	0.85%	0.88%	0.95%	0.95%*	0.97%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.00%*	0.99%	1.09%	1.15%	1.26%	1.38%*	1.34%
Ratio of Net Investment Income to Average Net Assets	0.79%*	0.89%	0.86%	0.67%	0.54%	0.45%*	0.40%
Portfolio Turnover Rate	12%**	52%	82%	65%	61%	13%**	48%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts	designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Small Cap Fund	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017

		2021	2020	2019	2018
Net Asset Value, Beginning of Year/ Period	$20.95	$14.93	$16.61	$18.45	$19.37	$18.66	$16.35
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	—	(0.02)	0.06	0.07	0.06	0.03	0.04
Net Realized and Unrealized Gain (Loss)	(1.06)	6.10	(0.94)	1.34	(0.10)	0.68	2.27

Total from Operations	(1.06)	6.08	(0.88)	1.41	(0.04)	0.71	2.31

Dividends and Distributions:
Net Investment Income	—	(0.06)	(0.08)	(0.01)	(0.08)	—	—
Net Realized Gain	(5.18)	—	(0.72)	(3.24)	(0.80)	—	—

Total Dividends and Distributions	(5.18)	(0.06)	(0.80)	(3.25)	(0.88)	—	—

Redemption Fees(2)	—	—	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Year/Period	$14.71	$20.95	$14.93	$16.61	$18.45	$19.37	$18.66

Total Return†	(5.89)%	40.79%	(5.76)%	12.17%	(0.37)%	3.80%	14.13%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$35,651	$40,967	$36,234	$42,212	$49,475	$99,220	$121,257
Ratio of Expenses to Average Net Assets	1.10%*	1.10%	1.05%	1.15%	1.12%	1.10%*	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.28%*	1.26%	1.25%	1.30%	1.21%	1.15%*	1.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	—%*	(0.10)%	0.41%	0.42%	0.31%	0.35%*	0.24%
Portfolio Turnover Rate	26%**	64%	70%	55%	45%	26%**	54%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts	designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
Small Cap Fund	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017

		2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$21.63	$15.39	$17.11	$18.89	$19.83	$19.10	$16.69
Income (Loss) from Operations:
Net Investment Income(2)	0.02	0.02	0.08	0.10	0.08	0.04	0.08
Net Realized and Unrealized Gain (Loss)	(1.12)	6.30	(0.97)	1.39	(0.11)	0.69	2.33

Total from Operations	(1.10)	6.32	(0.89)	1.49	(0.03)	0.73	2.41

Dividends and Distributions:
Net Investment Income	—	(0.08)	(0.11)	(0.03)	(0.11)	—	—
Net Realized Gain	(5.18)	—	(0.72)	(3.24)	(0.80)	—	—

Total Dividends and Distributions	(5.18)	(0 08)	(0.83)	(3.27)	(0.91)	—	—

Redemption Fees(2)	—	—	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Year/Period	$15.35	$21.63	$15.39	$17.11	$18.89	$19.83	$19.10

Total Return†	(5.86)%	41.18%	(5.64)%	12.37%	(0.29)%	3.82%	14.44%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$40,342	$55,691	$42,012	$42,824	$72,239	$198,706	$366,398
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.96%	1.05%	1.05%*	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.08%*	1.07%	1.10%	1.10%	1.14%	1.10%*	1.09%
Ratio of Net Investment Income to Average Net Assets	0.23%*	0.08%	0.55%	0.61%	0.41%	0.41%*	0.46%
Portfolio Turnover Rate	26%**	64%	70%	55%	45%	26%**	54%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts	designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
International Equity Fund	Period November 1, 2021 to April 30, 2022#		Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)

			2021	2020	2019	2018			Year ended April 30, 2017
Net Asset Value, Beginning of Year/Period	$28.06		$22.33	$26.26	$25.02	$28.31	$25.23		$24.26
Income (Loss) from Operations:
Net Investment Income(2)	0.12		0.34	0.21	0.72	0.45	0.28		0.47
Net Realized and Unrealized Gain (Loss)	(3.96)		5.70	(3.23)	0.73	(3.15)	2.80		0.90

Total from Operations	(3.84)		6.04	(3.02)	1.45	(2.70)	3.08		1.37

Dividends and Distributions:
Net Investment Income	(0.37)		(0.31)	(0.91)	(0.16)	(0.36)	—		(0.40)
Net Realized Gain	—		—	—	(0.05)	(0.23)	—		—

Total Dividends and Distributions	(0.37)		(0.31)	(0.91)	(0.21)	(0.59)	—		(0.40)

Redemption Fees(2)	—		—	0.00(3)	0.00(3)	0.00(3)	0.00(3)		0.00(3)

Net Asset Value, End of Year/Period	$23.85		$28.06	$22.33	$26.26	$25.02	$28.31		$25.23

Total Return†	(13.85)%		27.13%	(12.07)%	5.88%	(9.77)%	12.21%		5.75%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$160,766		$205,317	$194,941	$455,008	$710,594	$1,665,962		$1,410,600
Ratio of Expenses to Average Net Assets	0.98	%*	0.98%	1.03%	1.02%	1.08%	1.08	%*	1.06%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.14%*		1.12%	1.15%	1.10%	1.12%	1.12%*		1.11%
Ratio of Net Investment Income to Average Net Assets	0.93%*		1.21%	0.87%	2.89%	1.60%	2.08%*		1.94%
Portfolio Turnover Rate	27%**		61%	58%	42%	54%	26%**		57%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts	designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
International Equity Fund	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017

		2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$28.10	$22.38	$26.31	$25.11	$28.40	$25.29	$24.31
Income (Loss) from Operations:
Net Investment Income(2)	0.12	0.33	0.25	0.77	0.49	0.31	0.43
Net Realized and Unrealized Gain (Loss)	(3.96)	5.74	(3.24)	0.70	(3.15)	2.80	0.96

Total from Operations	(3.84)	6.07	(2.99)	1.47	(2.66)	3.11	1.39

Dividends and Distributions:
Net Investment Income	(0.39)	(0.35)	(0.94)	(0.22)	(0.40)	—	(0.42)
Net Realized Gain	—	—	—	(0.05)	(0.23)	—	—

Total Dividends and Distributions	(0.39)	(0.35)	(0.94)	(0.27)	(0.63)	—	(0.42)

Redemption Fees(2)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.01

Net Asset Value, End of Year/Period	$23.87	$28.10	$22.38	$26.31	$25.11	$28.40	$25.29

Total Return†	(13.83)%	27.23%	(11.94)%	5.99%	(9.63)%	12.30%	5.87%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$451,171	$718,480	$837,570	$1,927,379	$2,514,844	$1,913,807	$1,726,372
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.92%	0.95%	0.95%*	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.06%*	1.04%	1.02%	1.00%	1.00%	0.99%*	1.00%
Ratio of Net Investment Income to Average Net Assets	0.88%*	1.19%	1.02%	3.07%	1.73%	2.24%*	1.79%
Portfolio Turnover Rate	27%**	61%	58%	42%	54%	26%**	57%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
International Small Cap Fund	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017

		2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$14.48	$11.29	$12.04	$11.22	$12.68	$11.36	$10.17
Income (Loss) from Operations:
Net Investment Income(2)	0.01	0.08	0.09	0.19	0.10	0.09	0.13
Net Realized and Unrealized Gain (Loss)	(3.16)	3.39	(0.66)	1.17	(0.70)	1.23	1.25

Total from Operations	(3.15)	3.47	(0.57)	1.36	(0.60)	1.32	1.38

Dividends and Distributions:
Net Investment Income	(0.08)	(0.06)	(0.17)	(0.07)	(0.10)	—	(0.12)
Net Realized Gain	(1.04)	(0.22)	(0.01)	(0.47)	(0.76)	—	(0.07)

Total Dividends and Distributions	(1.12)	(0.28)	(0.18)	(0.54)	(0.86)	—	(0.19)

Net Asset Value, End of Year/Period	$10.21	$14.48	$11.29	$12.04	$11.22	$12.68	$11.36

Total Return†	(23.04)%	30.83%	(4.89)%	13.14%	(5.36)%	11.62%	13.83%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$35,033	$96,670	$61,003	$2,689	$2,228	$2,064	$1,552
Ratio of Expenses to Average Net Assets	1.05%*	1.05%	1.05%	1.06%	1.15%	1.15%*	1.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.28%*	1.22%	1.45%	4.75%	5.45%	7.93%*	8.20%
Ratio of Net Investment Income to Average Net Assets	0.15%*	0.54%	0.81%	1.70%	0.78%	1.43%*	1.30%
Portfolio Turnover Rate	26%**	38%	42%	49%	68%	26%**	49%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
Aggressive Value Fund	Period November 1, 2021 to April 30, 2022#	Year ended October 31,				Period May 1, 2017 to October 31, 2017(1)	Year ended April 30, 2017

		2021	2020	2019	2018
Net Asset Value, Beginning of Year/Period	$25.20	$17.11	$18.73	$17.50	$19.67	$18.76	$17.12
Income (Loss) from Operations:
Net Investment Income(2)	0.04	0.03	0.15	0.22	0.13	0.07	0.02
Net Realized and Unrealized Gain (Loss)	(2.75)	8.16	(1.51)	1.15	(2.24)	0.84	1.66

Total from Operations	(2.71)	8.19	(1.36)	1.37	(2.11)	0.91	1.68

Dividends and Distributions:
Net Investment Income	(0.08)	(0.10)	(0.26)	(0.14)	(0.06)	—	(0.04)

Total Dividends and Distributions	(0.08)	(0.10)	(0.26)	(0.14)	(0.06)	—	(0.04)

Redemption Fees(2)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Year/Period	$22.41	$25.20	$17.11	$18.73	$17.50	$19.67	$18.76

Total Return†	(10.78)%	47.96%	(7.44)%	8.04%	(10.76)%	4.85%	9.83%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$45,950	$53,693	$37,808	$54,735	$80,479	$111,860	$112,985
Ratio of Expenses to Average Net Assets	1.01%*	1.00%	1.05%	1.16%	1.13%	1.12%*	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.24%*	1.22%	1.29%	1.32%	1.20%	1.21%*	1.40%
Ratio of Net Investment Income to Average Net Assets	0.30%*	0.13%	0.86%	1.26%	0.68%	0.75%*	0.14%
Portfolio Turnover Rate	49%**	112%	135%	92%	87%	43%**	72%

#	Unaudited
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund and Cambiar Aggressive Value Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Aggressive Value Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund, Small Cap Fund, International Small Cap Fund and Aggressive Value Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective August 15, 2017, the Funds changed their fiscal year end to October 31. The previous fiscal year end was April 30.

The Global Value Fund liquidated on April 8, 2022.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund and Cambiar International Small Cap Fund use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund and Cambiar International Small Cap Fund value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held. As of April 30, 2022, the International Equity Fund and the International Small Cap Fund were fair valued.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund and Cambiar International Small Cap Fund shall value all securities held in the corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund and Cambiar Aggressive Value Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of April 30, 2022, the Funds did not hold open options contracts.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

As of April 30, 2022, the Funds did not hold swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

As of April 30, 2022, the Funds did not hold any collateral.

Expenses — Expenses of the Trust which can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar Opportunity Fund, The Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund and Cambiar Aggressive Value Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2022, the Funds retained fees of $3, $3,936, $418, $16,128, $1,793, and $1,644, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2022, the Funds incurred the following fees for these services: $85,215, $36,057, $23,184, $203,936, $17,569 and $13,091 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, and Cambiar Aggressive Value Fund, respectively.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds and the Institutional Share Class of the Cambiar International Small Cap Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2022, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap and Cambiar Aggressive Value Funds earned credits of $425, $22, $91, $235, $11 and $37, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Fund’s. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Fund’s custodian.

4. Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for each Fund are as follows:

Advisory Fee
Cambiar Opportunity Fund	0.60%
Cambiar SMID Fund	0.80%
Cambiar Small Cap Fund	0.85%
Cambiar International Equity Fund	0.90%
Cambiar International Small Cap	0.90%
Cambiar Aggressive Value Fund	0.90%

The Adviser has contractually agreed, through March 1, 2022, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Fund’s average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.65%
Cambiar SMID Fund	0.85%
Cambiar Small Cap Fund	0.90%
Cambiar International Equity Fund	0.90%
Cambiar International Small Cap	0.95%
Cambiar Aggressive Value Fund	0.95%

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2022. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the period ending April 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

At April 30, 2022, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Waived	Subject to Repayment until April 30:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Aggressive Value Fund
4/30/19-4/30/20	2023	$200,248	$127,309	$129,385	$2,252,473	$87,100	$101,336
4/30/20-4/30/21	2024	258,029	149,595	159,100	1,584,170	156,294	114,572
4/30/21-4/30/22	2025	343,158	203,898	166,391	1,257,980	158,415	122,858

		$801,435	$480,802	$454,876	$5,094,623	$401,809	$338,766

5. Investment Transactions:

For the year ended April 30, 2022, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$147,409,119	$115,566,890
Cambiar SMID Fund	17,195,100	30,612,320
Cambiar Small Cap Fund	23,021,867	39,779,100
Cambiar International Equity Fund	298,896,491	208,701,618
Cambiar International Small Cap Fund	57,802,087	17,241,101
Cambiar Aggressive Value Fund	24,363,045	26,245,538

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to investments in partnerships, reclassification of long term capital gain distributions on REITs, foreign currency translations, reclassifications of distributions, and swap reclass. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021 is primarily related to utilization of earnings and profits on shareholder redemptions.

Accordingly, the following reclassifications (primarily attributable to deemed income and capital gain distribution) that have been made to/from the following accounts:

	Distributable Loss	Paid-in Capital
Cambiar Opportunity Fund	$(3,193,173)	$3,193,173
Cambiar SMID Fund	(2,271,678)	2,271,678
Cambiar Small Cap Fund	(1,962,123)	1,962,123

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
Cambiar Opportunity Fund
2021	$7,700,939	$3,539,934	$11,240,873
2020	3,501,349	17,847,024	21,348,373
Cambiar SMID Fund
2021	455,761	—	455,761
2020	750,316	1,725,069	2,475,385
Cambiar Small Cap Fund
2021	372,446	—	372,446
2020	469,927	3,521,137	3,991,064
Cambiar International Equity Fund
2021	15,556,822	—	15,556,822
2020	80,535,910	—	80,535,910
Cambiar International Small Cap Fund
2021	1,491,489	34,466	1,525,955
2020	39,907	—	39,907

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

	Ordinary Income	Long -Term Capital Gain	Total
Cambiar Aggressive Value Fund
2021	$213,332	$—	$213,332
2020	755,037	—	755,037

As of October 31, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Aggressive Value Fund
Undistributed Ordinary Income	$12,607,827	$10,375,553	$8,821,260	$12,659,894	$3,192,936	$172,934
Undistributed Long-Term Capital Gain	12,758,828	5,221,308	14,759,084	—	3,550,225	—
Capital Loss Carryforwards	—	—	—	(73,210,586)	—	(17,357,969)
Net Unrealized Appreciation	101,557,673	17,758,088	11,677,226	158,266,472	22,088,682	10,641,030
Other Temporary Differences	(10)	2	—	—	(66)	7

Total Distributable Earnings (Loss)	$126,924,318	$33,354,951	$35,257,570	$97,715,780	$28,831,777	$(6,543,998)

As of October 31, 2021, the following Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar International Equity Fund	73,210,586	—	73,210,586
Cambiar Aggressive Value Fund	17,357,969	—	17,357,969

During the fiscal year ended October 31, 2021, the following funds utilized the prior year capital loss carryforward:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar SMID Fund	$—	$790,012	$790,012
Cambiar Small Cap Fund	—	1,266,194	1,266,194
Cambiar International Equity Fund	132,913,387	9,108,528	142,021,915
Cambiar Aggressive Value Fund	8,910,806	1,722,255	10,633,061

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to Wash sales.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$237,607,235	$73,452,104	$(9,468,291)	$63,983,813
Cambiar SMID Fund	134,597,042	14,379,708	(10,822,216)	3,557,492
Cambiar Small Cap Fund	73,748,511	12,375,856	(10,081,909)	2,293,948
Cambiar International Equity Fund	573,028,634	74,619,299	(44,286,132)	30,333,167
Cambiar International Small Cap Fund	33,032,075	6,133,980	(4,250,712)	1,883,268
Cambiar Aggressive Value Fund	43,081,835	6,785,255	(4,109,655)	2,675,600

7. Concentrated Risks:

At April 30, 2022, the net assets of the Cambiar International Equity Fund and the Cambiar International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Funds’ use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell a security, selling other securities to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

8. Line of Credit:

The Funds entered into an agreement on August 2, 2021, which enables them to participate in a $100 million uncommitted, secured, revolving line of credit with the Custodian. The agreement expires on August 1, 2022. The proceeds from the borrowings shall be used to provide temporary liquidity to the Funds as necessary in order to meet shareholder redemption needs. Interest is charged to the Funds based on the outstanding principal balance of the borrowings at an annual rate equal to the Custodian’s then current prime-lending rate.

Borrowing activity for the six month period ended April 30, 2022, was the following:

Fund	Maximum Amount of Line of Credit	Interest Expense	Average Rate	Average Borrowing	Maximum Amount Outstanding
Cambiar Opportunity Fund	$100,000,000	$1,163	3.25%	$523,409	$1,124,000
Cambiar SMID Fund	100,000,000	3,047	3.25	1,607,238	5,638,000
Cambiar Small Cap Fund	100,000,000	1,315	3.25	4,787,000	7,130,000
Cambiar International Equity Fund	100,000,000	433	3.25	532,889	1,703,000
Cambiar International Small Cap Fund	100,000,000	6,978	3.31	2,330,656	8,500,000
Cambiar Aggressive Value Fund	100,000,000	22	3.50	153,000	228,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022 (UNAUDITED)

9. Other:

At April 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% of Ownership
Cambiar Opportunity Fund, Investor Class	4	62%
Cambiar Opportunity Fund, Institutional Class	2	57%
Cambiar SMID Fund, Investor Class	1	93%
Cambiar SMID Fund, Institutional Class	2	64%
Cambiar Small Cap Fund, Investor Class	3	66%
Cambiar Small Cap Fund, Institutional Class	2	58%
Cambiar International Equity Fund, Investor Class	1	73%
Cambiar International Equity Fund, Institutional Class	2	68%
Cambiar International Small Cap, Institutional Class	3	89%
Cambiar Aggressive Value Fund, Investor Class	2	44%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2022.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 011/01/21	Ending Account Value 04/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$944.10	0.85%	$4.10
Hypothetical 5% Return	$1,000.00	$1,020.58	0.85%	$4.26
Cambiar Opportunity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$945.00	0.65%	$3.13
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26
Cambiar SMID Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$944.80	0.93%	$4.48
Hypothetical 5% Return	$1,000.00	$1,020.18	0.93%	$4.66
Cambiar SMID Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$945.10	0.85%	$4.10
Hypothetical 5% Return	$1,000.00	$1,020.58	0.85%	$4.26
Cambiar Small Cap Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$941.10	1.10%	$5.29
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51
Cambiar Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$941.40	0.90%	$4.33
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2022

	Beginning Account Value 011/01/21	Ending Account Value 04/30/22	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar International Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$861.60	0.98%	$4.52
Hypothetical 5% Return	$1,000.00	$1,019.94	0.98%	$4.91
Cambiar International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$861.70	0.90%	$4.15
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Cambiar International Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$769.60	1.05%	$4.61
Hypothetical 5% Return	$1,000.00	$1,019.59	1.05%	$5.26
Cambiar Aggressive Value Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$892.20	1.01%	$4.74
Hypothetical 5% Return	$1,000.00	$1,019.79	1.01%	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-2100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022